Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Beginning balance	$ (153.2)	$ (138.1)	$ (161.2)
Additions	(59.8)	(48.7)	(59.8)
Disposals	41.5	37.0	83.7
Foreign exchange loss	0.8	(3.4)	(0.8)
Ending balance	$ (170.7)	$ (153.2)	$ (138.1)